BERWYN INCOME FUND, INC.
Amendment, Dated July 13, 1998, to the
Prospectus and Statement of Additional Information,
Dated April 30, 1998



	The Transfer Agent charges a fee if a
shareholder requests that the proceeds of a redemption from their account be wired.